INTANGIBLE ASSETS, NET (Schedule of Intangible Assets, Net) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Cost of intangible assets	$ 55,424	$ 55,424
Accumulated amortization	43,674	39,706
Intangible assets, net	11,750	15,718
Acquired technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost of intangible assets	45,607	45,607
Accumulated amortization	33,857	29,889
Customer relationships and brand name [Member]
Finite-Lived Intangible Assets [Line Items]
Cost of intangible assets	9,817	9,817
Accumulated amortization	$ 9,817	$ 9,817